Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of share capital

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Authorised, allotted, called up and fully paid ordinary shares, par value £0.05	4,165	3,919	3,554

	Number	Number	Number
Number of shares in issue	83,306,259	78,370,265	71,069,933

Summary of details of shares issued

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2018	69,991,624
Shares issued during the year	-
Options exercised at £0.25	1,000,000
Options exercised at £1.17	30,000
Options exercised at £1.15	48,309
Number of shares in issue at December 31, 2018	71,069,933
Shares issued during the year	5,062,167
Options exercised at £0.05	581,101
Options exercised at £0.25	728,078
Options exercised at £1.00	40,000
Options exercised at £1.06	23,986
Options exercised at £1.10	200,000
Options exercised at £1.12	5,000
Options exercised at £1.17	500,000
Options exercised at £1.25	160,000
Number of shares in issue at December 31, 2019	78,370,265
Shares issued during the year	4,276,580
Options exercised at £0.05	496,666
Options exercised at £0.85	56,470
Options exercised at £1.00	60,000
Options exercised at £1.90	46,278
Number of shares in issue at December 31, 2020	83,306,259

Summary of options outstanding

Details of the options outstanding are as follows:

Year of issue	Exercise price (£)	At January 1, 2020	Options granted	Options forfeited	Options expired	Options exercised	At December 31, 2020	Expiry date
2013	1.06	10,000					10,000	15/07/2023
2014	1.06	12,000					12,000	16/06/2024
2014	1.06	9,000					9,000	31/01/2021
2015	1.06	10,000					10,000	06/07/2025
2015	1.06	6,000					6,000	16/11/2025
2016	1.63	10,736					10,736	05/01/2026
2016	1.28	13,672					13,672	04/04/2026
2016	0.05	480,000				(480,000)	-	06/01/2021
2016	1.12	8,839					8,839	23/05/2026
2016	1.04	16,968					16,968	02/07/2026
2016	1.00	60,000				(60,000)	-	07/06/2020
2016	1.06	10,000					10,000	01/09/2026
2017	0.85	56,470				(56,470)	-	18/04/2027
2017	0.94	27,500					27,500	03/07/2027
2017	1.47	24,000					24,000	18/09/2027
2017	2.05	50,000					50,000	13/11/2027
2017	1.99	70,000					70,000	01/12/2027
2018	0.05	148,458		(7,760)			140,698	01/02/2028
2018	0.05	19,000					19,000	22/07/2028
2018	0.05	8,200					8,200	12/08/2028
2018	0.05	19,000					19,000	02/09/2028
2018	0.05	22,068					22,068	30/09/2028
2018	0.05	23,625		(23,625)			-	15/01/2020
2018	0.05	14,800					14,800	14/10/2028
2019	0.05	9,075					9,075	02/01/2029
2019	0.05	10,206					10,206	13/01/2029
2019	0.05	100,000					100,000	16/04/2029
2019	0.05	200,000					200,000	02/06/2029
2019	0.05	30,000					30,000	03/09/2029
2019	0.05	150,000					150,000	30/09/2029
2019	0.05	23,000					23,000	03/11/2029
2019	0.05 - 1.90	2,650,000				(62,944)	2,587,056	06/10/2029
2020	0.05	-	47,407				47,407	23/02/2030
2020	0.05	-	10,000				10,000	30/01/2030
2020	0.05	-	5,500				5,500	09/03/2030
2020	0.05	-	13,000				13,000	29/03/2030
2020	0.05	-	9,000				9,000	02/03/2023
2020	1.90 - 4.07	-	360,000				360,000	15/03/2024
2020	0.05	-	16,200				16,200	30/04/2030
2020	0.05	-	32,600				32,600	10/05/2030
2020	0.05 - 4.40	-	500,000				500,000	20/05/2030
2020	0.05	-	13,000				13,000	25/05/2030
2020	0.05	-	19,000				19,000	31/05/2030
2020	0.05	-	8,740	(8,740)			-	30/06/2020
2020	0.05	-	42,800				42,800	14/06/2030
2020	0.05	-	20,000				20,000	30/06/2030
2020	0.05	-	16,000				16,000	19/07/2030
2020	0.05	-	12,400	(12,400)			-	23/10/2020
2020	0.05	-	23,600				23,600	12/07/2030
2020	0.05	-	10,340				10,340	19/07/2030
2020	0.05	-	72,000				72,000	05/07/2023
2020	0.05	-	44,000				44,000	02/08/2023
2020	0.05	-	11,500				11,500	02/08/2030
2020	0.05 - 4.68	-	1,813,000				1,813,000	14/09/2030
2020	0.05	-	18,000				18,000	05/10/2030
2020	0.05	-	9,600				9,600	07/09/2030
2020	0.05	-	10,400				10,400	03/11/2030
2020	0.05 - 4.37	-	15,119				15,119	01/10/2030
2020	4.16	-	1,250				1,250	05/10/2030
2020	3.45	-	3,710				3,710	02/11/2030
2020	4.41		4,308				4,308	09/11/2030
2020	4.55		1,846				1,846	16/11/2030
2020	4.26		1,596				1,596	23/11/2030
Total		4,302,617	3,165,916	(52,525)	-	(659,414)	6,756,594